Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue	$ 1,842,390	$ 2,567,885	$ 6,355,744	$ 4,370,387
Cost of sales (Note 9)	(1,352,293)	(1,711,782)	(4,564,640)	(3,150,560)
Gross profit	490,097	856,103	1,791,104	1,219,827
EXPENSES
Amortization and depreciation	453,500	351,310	1,308,639	811,234
Development expenses	87,652	36,567	173,102	299,937
Selling and marketing (Note 10)	1,423,760	1,225,475	3,464,928	3,434,201
General and administrative (Note 11)	1,318,284	1,174,041	4,414,096	4,684,702
Inventory impairment (Note 4)				303,316
Inventory loss (income) from water damage	(405,364)		(405,364)
Bad debts (recovered) (Note 3)	16,512		26,660	63,285
Insurance proceeds from water damage	(380,077)		(380,077)
Share-based payments (Note 8)	202,072	539,660	773,605	2,478,695
Total operating expenses	2,716,339	3,327,053	9,375,589	12,075,370
Net operating loss	(2,226,242)	(2,470,950)	(7,584,485)	(10,855,543)
OTHER EXPENSES
Finance expense (Note 12)	33,684	82,720	109,033	128,446
Foreign exchange	(109,895)	180,367	(188,494)	199,535
Change in fair value of convertible promissory note (Note 6)		474,514		3,725,362
Change in fair value of opening warrant liability (Note 7)				962,350
Change in fair value of warrant liability (Note 7)	(294,858)	(2,680,603)	1,561,765	(8,125,538)
Transaction costs (Note 13)				965,247
Total other expenses	(371,069)	(1,943,002)	1,482,304	(2,144,598)
Net loss for the period	(1,855,173)	(527,948)	(9,066,789)	(8,710,945)
Other comprehensive income
Translation adjustment		137,110		138,628
Comprehensive loss for the period	$ (1,855,173)	$ (390,838)	$ (9,066,789)	$ (8,572,317)
Weighted average shares (after the 100-1 reverse stock split) (in Shares)	1,792,431	165,351	1,052,526	147,155
Basic and diluted loss per share after the 100-1 reverse stock split (in Dollars per share)	$ (1.04)	$ (3.19)	$ (8.61)	$ (59.2)